CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (6,203,604)	$ (3,854,004)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Increase (decrease) in provision for losses on accounts receivable		(4,619)
Amortization of debt discount	30,453	267,258
Depreciation and amortization	40,161
Amortization of deferred financing costs		32,400
Loan origination discount		15,500
Share-based compensation, net	3,286,565	622,450
Discount on issuance of shares of common stock	582,881
Loss on settlement of dispute	122,139
Loss on revaluation of derivative liabilities		1,894,258
Loss on extinguishment of debt and repurchase of warrants	248,892	691,904
Loss on non-marketable equity securities		15,125
Abandonment of consulting project and resultant recognition of deferred revenue		(200,000)
Changes in operating assets and liabilities:
Accounts receivable	24,484	33,570
Other current assets	(23,028)
Due from related party	26,775	(18,491)
Inventory	(43,200)
Prepaid expenses		56,341
Accounts payable and accrued expenses	(81,876)	239,935
Deferred revenue	(180,000)	(180,000)
Accrued wages payable to officers and directors	213,698	42,695
Notes payable to and advances from officers and directors	77,384	71,008
Net cash used in operating activities	(1,878,276)	(274,670)
Investing activities:
Cash acquired upon acquisition of subsidiary	363,134
Improvements to cultivation and extraction facilities and purchase of equipment	(621,731)
Purchase of intangible assets	(197,164)
Return of deposit	(32,500)
Cash portion of settlement of dispute	(20,000)
Net cash provided by (used in) investing activities	(508,261)
Financing activities:
Proceeds from issuance of common stock - equity financing line	2,682,750
Proceeds from notes payable to and advances from officers and directors	254,942	50,000
Net proceeds from issuance of convertible debt and warrants		316,478
Repayment of convertible debt and notes payable	(31,000)	(242,607)
Proceeds from issuance of common shares and exercise of warrants	192,869	145,000
Net cash provided by (used in) financing activities	3,099,561	268,871
Net increase (decrease) in cash	713,024	(5,799)
Cash, beginning of period	112,621	118,420
Cash, end of period	825,645	112,621
Supplemental schedule of cash flow information:
Cash paid for interest		8,165
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Common shares issued in the acquisition of Prana Therapeutics, Inc.	4,870,500
Issuance of stock options in exchange for accrued wages payable to officers and directors		612,512
Common stock issued upon exercise of cashless warrants	350,000	700,000
Reduction of convertible notes payable due to the conversion by Tangiers Investment Group		220,000
Issuance of common stock upon conversion of debt and loss on extinguishment of debt	381,576	473,965
Reduction of three convertible notes payable due to the conversion by Slainte Ventures		206,978
Issuance of common stock upon conversion of Slainte Ventures note payable		218,038
Reduction of note payable due to the conversion by Slainte Ventures		600,000
Issuance of common stock upon conversion of Slainte Ventures note payable		3,845,748
Reduction of notes payable in exchange for 1,100,000 shares of common stock of WeedMD		175,000
Acquisition of equipment from related party	99,200
Warrants cancelled		$ (3,000,000)